LEASES - Schedule of Lease Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liability, Period Increase (Decrease) Rollforward [Roll Forward]
Lease liability, beginning balance	$ 144.7	$ 124.1
Acquisitions	0.0	4.3
Additions	506.0	38.2
Dispositions	(0.3)	0.0
Reclassified as liabilities associated with assets held for sale	0.0	(1.1)
Financing	14.1	5.2
Payments on lease liability	(55.1)	(26.0)
Lease modification	1.7	0.0
Lease liability, ending balance	611.1	144.7
Expected to be incurred within one year	59.5	40.5
Expected to be incurred beyond one year	$ 551.6	$ 104.2